Credit Risk Exposures Subject to the SA (Details) - Credit risk [member]	12 Months Ended
Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Risk weights under SA, Sovereign	0.00%
Risk weights under SA, Bank	20.00%
Risk weights under SA, Corporate	100.00%